Stock-Based Compensation - Schedule of Stock Option Activity (Details) - $ / shares		3 Months Ended	11 Months Ended
	Dec. 31, 2024	Mar. 31, 2025	Dec. 31, 2024
Schedule of Stock Option Activity [Line Items]
Outstanding Shares, Balance	64,948	471,199	64,948
Weighted Average Exercise Price Per Share, Balance	$ 10	$ 2.61	$ 10
Weighted Average Remaining Contractual Life (in years), Balance	9 years 7 months 20 days	9 years 10 months 9 days
Outstanding Shares, Options exercisable as of ending	49,480	71,000	49,480
Weighted Average Exercise Price Per Share, Options exercisable as of ending	$ 10	$ 7.56	$ 10
Weighted Average Remaining Contractual Life (in years), Options exercisable as of ending		9 years 6 months 25 days	9 years 8 months 4 days
Outstanding Shares, Options granted		406,251
Weighted Average Exercise Price Per Share, Options granted		$ 1.43